S-K 1602, SPAC Registered Offerings	Dec. 09, 2025
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account described below calculated as of two business days prior to the consummation of our initial business combination, including interest, divided by the number of then outstanding public shares, subject to the limitations described herein. Notwithstanding the foregoing redemption rights, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended), is restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering, without our prior consent. We will have 18 months from the closing of this offering to consummate an initial business combination.
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 18 months from the closing of this offering to consummate an initial business combination. In addition, our shareholders can also vote at any time to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to complete an initial business combination, in each case as further described herein. There is no limit on the number of times our shareholders can vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to complete an initial business combination, and any such extension may be for any amount of time. We refer to the time period we have to complete an initial business combination, as it may be extended as described above, as the “completion window”.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our acquisition and value creation strategy will be to identify, acquire, and support the growth of a company that complements the expertise of our management team, and is well positioned to benefit from our strategic, operational, and capital markets capabilities. We intend to target businesses in the sectors of humanoid robotics, physical artificial intelligence, and small modular nuclear energy — where we believe long-term macro tailwinds, structural complexity, and high barriers to entry offer an opportunity to drive value. Following an initial business combination, our approach may include additional acquisitions, the deployment of advanced technologies, regulatory enablement, and targeted operational improvements, all with a focus on generating attractive long-term, risk-adjusted returns for our shareholders.

We intend to leverage the network and experience of our management team and K2 Capital to source targets for our initial business combination through channels and relationships with founders, technologists, investors, government agencies, and corporate partners. Our team brings experience investing in and advising complex businesses across the technology, energy, and industrial sectors. We believe our collective access, judgment, and reputation will allow us to identify opportunities — particularly those not broadly marketed — and to execute.

Competitive Advantages

We believe our competitive strengths include the following:

•        Depth of Team and Access to Resources:    We have a dedicated management team with a track record of executing on transactions, and we believe we have the resources to source and potential transactions relative to other SPACs.

•        Sourcing Channels and Leading Industry Relationships:    We believe our capabilities, reputation and industry relationships will provide us with a differentiated pipeline of acquisition opportunities.

•        Prior Transaction Experience:    Certain members of our management team have significant transaction experience, which we believe provides us with an advantage with respect to understanding the process of sourcing, evaluating and executing an initial business combination, as well as positioning us as an attractive partner with prospective target companies.

•        Execution and Structuring Capability:    We believe our management team’s expertise and reputation will allow us to source and complete transactions possessing structural attributes that create an attractive investment thesis. We believe that by focusing our investment activities on these types of transactions, we can generate investment opportunities that have attractive risk/reward profiles based on their valuations and structural characteristics.

•        Public Company Experience:    Certain members of our management team have experience as public company executives and/or board members. This experience will serve as a competitive advantage in selecting companies that will benefit from going public, positioning us as an effective partner to management teams of potential target companies, and help to create value post-closing of the initial business combination.

Investment Criteria

We will use the following investment criteria to screen for and evaluate target businesses although we may pursue opportunities outside of this scope.

•        Companies operating at the frontier of technological transformation:    We intend to identify businesses positioned within sectors undergoing profound shifts driven by advanced technologies. Our primary focus includes companies at the forefront of humanoid robotics and physical artificial intelligence, as well as small modular nuclear reactor technologies. We believe these sectors offer high-growth opportunities, substantial barriers to entry, and long-term structural relevance as industries evolve toward greater automation, intelligence, and decarbonization.

•        Strong competitive differentiation and defensibility:    We will prioritize companies with differentiated technologies, proprietary intellectual property, or systems-based advantages that we believe are defensible over the long term. This may include robotic designs, advanced AI and control algorithms, nuclear technology licenses, strong regulatory positioning, protected supply chains, or vertically integrated business models that offer a sustainable competitive position.

•        Clear strategic and financial rationale for a public listing:    We seek businesses that will benefit meaningfully from a merger with a SPAC, whether through access to growth capital, public currency for acquisitions, deleveraging, visibility with customers and partners, or enhanced governance. We intend to pursue companies at a key inflection point — such as commercialization, scaling, or regulatory breakthrough — where our involvement can help accelerate value creation and deliver returns.

•        Ability to leverage our management team’s capabilities:    We intend to partner with businesses where our team’s sector experience, capital markets expertise, and operational knowledge can create tangible strategic and financial value. This includes support with regulatory navigation (particularly in energy), go-to-market expansion, operational scaling, government or defense engagement, and long-term capital planning.

•        High-conviction opportunities:    While we may participate in competitive processes, our primary sourcing efforts will focus on transactions identified through our direct relationships with entrepreneurs, technologists, private equity and venture capital investors, government agencies, and corporate partners. We believe our network offers access to often under-the-radar opportunities that are aligned with our thesis and capabilities.

•        Experienced, mission-driven management teams:    We intend to target companies led by management teams that are both visionary and execution-focused, and whose values align with ours. We may also support the enhancement of existing leadership and governance structures by drawing on our network of seasoned executives, engineers, operators, and board members, especially those with experience in scaling and commercializing advanced hardware or regulated technologies.

•        Scalable growth with organic and inorganic opportunity:    We will seek companies with significant headroom for organic growth through product development, market expansion, and customer acquisition, as well as those with a clearly defined pipeline of potential acquisitions or strategic partnerships. We believe the combination of innovative platforms with capital and strategic support can lead to growth and market leadership.

•        Operational and regulatory readiness for the public markets:    We will prioritize companies with, or capable of developing the financial reporting, internal controls, compliance infrastructure, and governance practices required of a public company. We intend to avoid transactions that are subject to protracted or uncertain regulatory, accounting, or restructuring timelines that may jeopardize completion or impair long-term investor confidence.

These criteria are not intended to be exhaustive or exclusive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of tender offer documents or proxy solicitation materials or tender offer documents that we would file with the U.S. Securities and Exchange Commission (the “SEC”).

SPAC, Trust or Escrow Account, Material Terms [Text Block]

The rules of Nasdaq provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $100,000,000 ($10.00 per unit), or $115,000,000 if the underwriters’ option to purchase additional units is exercised in full, will be deposited into a segregated trust account located in the United States with Equiniti Trust Company, LLC acting as trustee and an aggregate of $1,925,000 will be used to pay expenses in connection with the closing of this offering and for working capital following this offering. The funds in the trust account will be (i) invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act and that invest only in direct U.S. government obligations and/or (ii) deposited in an interest bearing demand deposit account at a U.S. — chartered commercial bank with consolidated assets of $100 billion or more.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See “Summary — Dilution” on page 44 and “Dilution” on page 93 for more information.

As of December 8, 2025
Offering Price of $10.00 per Unit		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.95	$3.05	$6.32	$3.68	$5.36	$4.64	$3.71	$6.29	$0.26	$9.74
Assuming No Exercise of Over-Allotment Option
$6.94	$3.06	$6.31	$3.69	$5.35	$4.65	$3.71	$6.29	$0.29	$9.71

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of December 8, 2025
	0% Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	6.94	6.95	6.31	6.32	5.35	5.36	3.71	3.71	0.29	0.26
Pro forma net tangible book value after this offering	6.94	6.95	6.31	6.32	5.35	5.36	3.71	3.71	0.29	0.26
Dilution to public shareholders	$3.036	3.05	3.69	3.68	4.65	4.64	6.29	6.29	9.71	9.74
% Dilution to public shareholders	30.60%	30.50%	36.90%	36.80%	46.50%	46.40%	62.90%	62.90%	97.10%	97.40%

Net tangible book value	$(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)

Numerator:
Net tangible book value deficit before this offering	$(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)	(21,235)
Net proceeds from this offering and the sale of private placement shares(1)	101,435,700	116,360,700	101,435,700	116,360,700	101,435,700	116,360,700	101,435,700	116,360,700	101,435,700	116,360,700
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Less: Overallotment liability	(127,300)	—	(127,300)	—	(127,300)	—	(127,300)	—	(127,300)	—
Less: Deferred underwriting commission	—	—	—	—	—	—	—	—	—	—
Less: Redemptions(2)	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
Total	101,312,165	116,364,465	76,312,165	87,614,465	51,312,165	58,864,465	26,312,165	30,114,465	1,312,165	1,364,465

Denominator:
Ordinary shares outstanding prior to this offering	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571
Ordinary shares forfeited if over-allotment is not exercised	(642,857)	—	(642,857)	—	(642,857)	—	(642,857)	—	(642,857)	—
Ordinary shares offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Private placement shares	303,125	303,125	303,125	303,125	303,125	303,125	303,125	303,125	303,125	303,125
Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
Total	14,588,839	16,731,696	12,088,839	13,856,696	9,588,839	10,981,696	7,088,839	8,106,696	4,588,839	5,231,696

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $489,300 and underwriting commissions of $0.50 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $500,000 in the aggregate (or up to $575,000 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters. See “Use of Proceeds.”

(2) If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Our management team is responsible for the management of our affairs. As described above and below, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she will honor these obligations and duties to present such business combination opportunity to such entities first, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described in “Proposed Business — Sourcing of Potential Business Combination Targets”). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity, prior to its presentation to us. As a result, there may be actual or potential material conflicts of interest between members of our management team on one hand, and purchasers in this offering on the other.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with members of our management team, or sponsor non-managing members. In the event we seek to complete our initial business combination with a business that is affiliated with members of our management team, we, or a committee of independent and disinterested directors, will obtain an opinion from an independent investment banking firm that is a member of the Financial Industry Regulatory Authority, or FINRA, or from an independent registered public accounting firm, that such an initial business combination is fair to our company from a financial point of view.

Members of our management team may participate in the formation of, invest in (on behalf of themselves, their affiliates or its and their clients), or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team on one hand and the investors in this offering on the other hand that may not be resolved in favor of the investors in this offering.

In addition to the above, potential investors should also be aware of the following other potential conflicts of interest between members of our management team on one hand and the investors in this offering on the other hand:

•        none of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        in the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see “— Directors and Executive Officers” for a description of our management’s other affiliations.

•        our initial shareholders, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors will agree to waive their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units will be used to fund the redemption of our public shares, and the private placement units will expire worthless. Except as described herein, (1) pursuant to a letter agreement entered into with us, our initial shareholders, officers and directors will agree not to transfer, assign or sell any founder shares held by them until the earlier to occur of: (A) one year after completion of our initial business combination; or (B) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination. Any permitted transferees would be subject to the same restrictions and other agreements of our sponsor with respect to any founder shares, and (2) pursuant to a letter agreement entered into with us, our initial shareholders will agree not to transfer, assign or sell any private placement units and underlying securities until 180 days after the completion of our initial business combination. We refer to such transfer restrictions throughout this prospectus as the lock-up. Notwithstanding the foregoing, if we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property, the founder shares will be released from the lock-up. Since our sponsor and members of our management team may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.

•        our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our initial shareholders will have invested in us an aggregate of $2,450,000 comprised of the $25,000 purchase price for the founder shares (or approximately $0.005 per share) and the $2,425,000 purchase price for the private placement units. Accordingly, our management team and our independent directors, which own interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

•        in the event our sponsor or members of our management team provide loans to us to finance transaction costs, or out-of-pocket reimbursement of expenses, in connection with an intended initial business combination and/or incur expenses on our behalf in connection with an initial business combination, such persons and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        we are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, directors or members of our management team or sponsor non-managing members; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders.

The conflicts described above may not be resolved in our favor.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity	Entity’s Business	Affiliation
Karan Thakur	K2 Capital Advisors Ltd.	Private advisory services company.	Director
	1142377 BC Ltd.	Private holding company.	Director
Glenn Worman	Insight Digital Partners II	Special Purpose Acquisition Corp.	CFO
Alexander W. Tjiang	1495964 B.C. Ltd.	Private advisory services company.	Director
Yungkong Bann	Purpose Asset Management Inc.	Private investment holding company	CEO
Michael E. Fuentes	Lloyd Harbor Capital Management, LLC	SEC-Registered Investment Advisor	Director
	Range Capital Acquisition Corp.	Special Purpose Acquisition Corp.	Team Member

____________

(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.